[HARBOR FUND LETTERHEAD]





February 3, 2006




Securities and Exchange Commission
100 F Street NE
Washington, D. C.  20549

RE:	Harbor Fund
	Prospectus and Statement of Additional Information
	File No. 33-5852 and File No. 811-4676

Ladies and Gentlemen:

On behalf of Harbor Fund (the Trust) pursuant to the Securities Act of 1933, as amended and Rule
497(j) thereunder and the Investment Company
Act of 1940, as amended, I hereby certify that the form of Prospectus and Statement of Additional
Information, each dated February 1, 2006 that would have been filed under paragraph 497(b) or 497(c) does not differ from that contained in Post-Effective
Amendment No. 48 to the Trusts registration statement on Form N-1A (PEA No. 48). The most recent amendment to the Trusts registration statement and PEA No. 48 was filed electronically on January 30, 2006.

If you have any questions or comments concerning the foregoing please contact the undersigned at
(419) 249-2804.

Sincerely,

/s/ Jodie L. Crotteau

Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.
	Wilmer Cutler Pickering Hale and Dorr LLP

	David G. Van Hooser
	Charles F. McCain, Esq.
	Karen B. Wasil
	Harbor Fund